Operating Segment Information - Schedule of Segment Profit by Operating Segment (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue recognized at a point in time		€ 6	€ 2,399
Revenue recognized over time			716
Revenue		6	3,115	€ 3,540
Cost of Sales				(515)
Gross Profit		6	3,115	3,025
Research & Development expenses		(25,196)	(23,577)	(22,908)
General & Administrative expenses		(9,070)	(10,387)	(9,310)
Net Other income/(loss)		5,381	(7,321)
Other Income and expenses				2,589
Non-recurring operating (expenses)/income				(26,273)
Operating Loss		(28,879)	(38,170)	(52,876)
Net Financial income/(loss)		239	743	(3,518)
Loss before taxes		(28,640)	(37,428)	(56,396)
Income Taxes		8	0	1
Profit (Loss) for the year	[1]	(28,632)	(37,427)	(56,395)
Cardiology [member]
Disclosure of operating segments [line items]
Revenue recognized at a point in time		6	2,399
Revenue		6	2,399	35
Gross Profit		6	2,399	35
Research & Development expenses		(146)	(375)	(2,881)
Net Other income/(loss)		63	(686)
Other Income and expenses				1,070
Non-recurring operating (expenses)/income				(1,932)
Operating Loss		(78)	1,338	(3,708)
Net Financial income/(loss)		212
Loss before taxes		134	1,338	(3,708)
Profit (Loss) for the year		134	1,338	(3,708)
Immuno-oncology [member]
Disclosure of operating segments [line items]
Revenue recognized over time			716
Revenue			716	3,505
Cost of Sales				(515)
Gross Profit			716	2,990
Research & Development expenses		(25,049)	(23,202)	(20,027)
Net Other income/(loss)		5,228	(6,765)
Other Income and expenses				151
Operating Loss		(19,821)	(29,251)	(16,886)
Net Financial income/(loss)		(183)
Loss before taxes		(20,005)	(29,251)	(16,886)
Profit (Loss) for the year		(20,005)	(29,251)	(16,886)
Corporate [member]
Disclosure of operating segments [line items]
General & Administrative expenses		(9,070)	(10,387)	(9,310)
Net Other income/(loss)		90	130
Other Income and expenses				1,370
Non-recurring operating (expenses)/income				(24,341)
Operating Loss		(8,979)	(10,257)	(32,281)
Net Financial income/(loss)		211	743	(3,521)
Loss before taxes		(8,769)	(9,515)	(35,802)
Income Taxes		8	0	1
Profit (Loss) for the year		€ (8,761)	€ (9,514)	€ (35,801)

[1]	For 2019 and 2018, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.